Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-11-30	12 Months Ended
Apr. 30, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 30, 2023
Restatement does not require Recovery
On November 30, 2023, the Company’s Board of Directors adopted an incentive compensation recoupment policy (the “Clawback Policy”) in accordance with Rule 10D-1 of the Exchange Act and Nasdaq Rule 5608 that requires the Company to recover excess incentive compensation paid to an executive officer when such compensation was based in whole or in part on financial results later subject to a restatement of the Company’s financial statements. The Clawback Policy specifies that following an accounting restatement, the Company must reasonably promptly recoup any compensation that is granted, earned or vested based wholly or in part upon the attainment of a financial reporting measure (the “Incentive Compensation”) and which exceeds the amount that would have been received under the restated financial results, unless the Compensation Committee determines that such recoupment would be impracticable. The Clawback Policy applies to all Incentive Compensation received by a person (a) on or after October 2, 2023, (b) after beginning services as an executive officer, (c) who served as an executive officer at any time during the applicable performance period for the Incentive Compensation, and (d) during the three completed fiscal years immediately preceding the date the Company’s Board of Directors, or an authorized committee of the Board, concludes that the Company is required to prepare an accounting restatement.
As discussed in the Explanatory Note to the Company’s Annual Report on Form 10-K for the fiscal year ended April 30, 2025 (the “Form 10-K”), as filed with the SEC on August 8, 2025, the Company identified omissions in required disclosures under Accounting Standards Codification 310-10-50-42 through 50-44 regarding contract modifications made to borrowers experiencing financial difficulty which required the Company to restate its financial statements included in its Annual Report on Form 10-K for the fiscal year ended April 30, 2024 and each Quarterly Report on Form 10-Q for each quarterly period in fiscal years 2024 and 2025. For the purposes of the Clawback Policy, however, the inclusion of these omitted disclosures in the Form 10-K does not constitute an accounting restatement as defined in the Clawback Policy as there was no impact on the Company’s Consolidated Balance Sheets, Consolidated Statements of Operations, or Consolidated Statements of Cash Flows. Additionally, the Company has concluded that none of the compensation paid to the Company’s executive officers was based on the attainment of a financial reporting measure that would be affected by these disclosures. The Company’s annual cash incentive program for executive officers for fiscal years 2024 and 2025 was based on the Company’s performance in return on average equity, the change in selling, general and administrative expense per average active customer, and the percentage of dealerships with a positive economic value added performance for the fiscal year. None of these measures was affected by the addition of the omitted loan modification disclosures, and no other compensation paid to our executive officers is based on the achievement of financial measure targets. Therefore, no Incentive Compensation recovery is required under the Clawback Policy.